Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses
5 .	ACCRUED EXPENSES
Accrued expenses consisted of the following (amounts in thousands):

	As of
	September 30, 2020	December 31, 2019
Employees benefits	$557	$722
Professional services	6	67
Legal fees	163	81
Royalty fees	5	13
Franchise fees	40	28
Severanc e	550	606
Other	78	2

Total	$1,399	$1,519

Accrued severance expenses as of September 30
,
2020
included $0.5 million in severance costs related to the departure of our former chief executive officer in August 2020
.

5.	ACCRUED EXPENSES
Accrued expenses consisted of the following (amounts in thousands):

	As of December 31,
	2019	2018
Employees benefits	$722	$876
Professional services	67	518
Legal expense	81	253
Royalty fees	13	—
Franchise fees	28	—
Rent	—	98
Severance	606	66
Other	2	1

	$1,519	$1,812